20. Indirect taxes, charges and contributions payable	12 Months Ended
Dec. 31, 2020
Indirect Taxes, Charges And Contributions Payable [Abstract]
Indirect taxes, charges and contributions payable
20.	Indirect taxes, charges and contributions payable

	2020	2019

Indirect taxes, fees and contributions payable	938,880	466,603

ICMS	359,498	377,105
Taxes and fees - ANATEL (1)	509,087	22,009
Service tax – ISS	66,082	61,673
Other	4,213	5,816

Current portion	(935,778)	(463,606)
Non-current portion	3,102	2,997

(1) Fistel fee for the financial year 2020 has been deferred from the start of its payment, on the basis of Provisional Act 952 of April 15, 2020. Until December 31, 2020, the fee was not paid based on an injunction issued by the Regional Court of the 1st Region.